RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2018
Disclosure of recently issued accounting pronouncements [Abstract]
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
NOTE 3 –    RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

(1) The following relevant new standards, amendments to standards or interpretations have been issued, and were effective for the first time for financial periods beginning on or after January 1, 2018.

 IFRS 9, Financial Instruments, addresses the classification, measurement and derecognition of financial assets and financial liabilities, introduces new rules for hedge accounting and a new impairment model for financial assets. IFRS 9 retains but simplifies the measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income and fair value through profit or loss (see note 6(c)). It introduces a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39. For financial liabilities there were no changes to classification and measurement except for the recognition of changes in own credit risk in other comprehensive income, for liabilities designated at fair value through profit or loss. The Group applied the new rules retrospectively from January 1, 2018, with the practical expedients permitted under the standard. The Group has elected not to restate comparative information. As a result, the comparative information provided continues to be accounted for in accordance with the group’s previous accounting policy. The effect of IFRS 9 implementation was not material.

(2) The following relevant new standards, amendments to standards or interpretations have been issued, but are not effective for the financial periods beginning January 1, 2018, and have not been early adopted:

(a) IFRS 16, Leases. It will result in almost all leases, where the Group is the lessee, being recognized on the balance sheet, as the distinction between operating and finance leases is removed for lessees. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay lease payments are recognized on the statement of financial position. The only exceptions for lessees are short-term (not applied) and low-value leases (applied) which will be recognized on a straight-line basis as expense in profit or loss. The statement of profit or loss will also be affected because operating expense will be replaced with interest and depreciation. Operating cash flows will be higher as cash payments of the lease liability will be classified within financing activities. The accounting for lessors will not significantly change.
The lease liability will subsequently be measured according to the effective interest method, with interest costs recognized in the statement of income as incurred. Lease payments will be presented in the statement of cash flows under the cash used in financing activities. The right of use asset will subsequently be amortized according to the straight line method over the contract term using the portfolio approach. The main lease contracts expected to affect the financial statements are operating leases where the Group leases offices, retail stores and service centers, cell sites, and vehicles, see note 19.

Assets and liabilities from a lease will initially be measured on a present value basis. Lease liabilities will include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable
•	variable lease payment that are based on an index or a rate
•	amounts expected to be payable by the lessee under residual value guarantees
•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option, and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

Right-of-use assets will be measured at cost comprising the following:

•	the amount of the initial measurement of lease liability
•	any lease payments made at or before the commencement date less any lease incentives received
•	any initial direct costs (except for initial application), and
•	restoration costs.

        The Group also plans to apply the following practical expedients:

•
practical expedient by class of underlying asset not to separate non-lease components (services) from lease components and, instead, account for each lease component and any associated non lease components as a single lease component.

•
using a portfolio of leases with similar characteristics if the entity reasonably expects that the effects on the financial statements of applying this Standard to the portfolio would not differ materially from applying this Standard to the individual leases within that portfolio. And using a single discount rate to a portfolio of leases with reasonably similar characteristics (such as leases with a similar remaining lease term for a similar class of underlying asset in a similar economic environment).

The Group will apply the standard from its mandatory adoption date January 1, 2019. The Group intends to apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets for certain property leases will be measured on transition as if the new rules had always been applied. All other right-of-use assets will be measured at the amount equal to the lease liability on adoption (adjusted for any prepaid or accrued lease expenses, dismantling and restoring obligations).

•	On transition the Group plans to use the following practical expedients:
•
the lease liability will be measured for leases previously classified as an operating leases under IAS 17  at the present value of the remaining lease payments, discounted using the lessee’s incremental borrowing rate at the date of initial application;

•
will rely on its assessment of whether leases are onerous applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of initial application as an alternative to performing an impairment review;

•
not reassess whether a contract is, or contains, a lease at the date of initial application, and therefore IFRS 16 will not be applied to contracts that were not previously identified as containing a lease.

•	Initial direct costs will be excluded from the measurement of the right-of-use asset at the date of initial application;
•	use hindsight, such as in determining the lease term if the contract contains options to extend or terminate the lease.

As described in note 9 in January 2019 the governance of PHI was changed and PHI will be accounted for as a joint operation by the Company. Therefore the below estimates of the expected effect of the standard are presented including the Company's share in relation to its interests in the assets, liabilities and expenses of PHI. IFRS 16 will affect primarily the accounting for the Group’s operating leases (see note 19).  The below estimates of impacts from the implementation of IFRS 16 are based on contract terms and discount rates that existed as of December 31, 2018, and under the assumption that they will not change during 2019. Upon the implementation of IFRS 16 on January 1, 2019 the Group expects to recognize right-of-use assets of approximately NIS 660 million, lease liabilities of approximately NIS 690, a charge to accumulated earnings of approximately NIS 20 million, and a deferred tax asset in an immaterial amount. In the consolidated statement of income for 2019 lease expenses are expected to decrease by approximately NIS 150 million, amortization expenses and interest expenses are expected to increase by approximately NIS 160 million, and profit is expected to decrease by an immaterial amount. In the consolidated statement of cash flows for 2019 cash from operating activities is expected to increase by approximately NIS 140 million and cash from financing activities is expected to decrease by approximately NIS 140 million.

(b) Annual Improvements to IFRS Standards 2015-2017 Cycle amended IFRS 11 Joint arrangements and clarified that the party obtaining joint control of a business that is a joint operation should not remeasure its previously held interest in the joint operation. The amendment is effective from January 1, 2019.

(c) Interpretation 23 Uncertainty over Income Tax Treatments, The interpretation explains how to recognize and measure deferred and current income tax assets and liabilities where there is uncertainty over a tax treatment. The amendment is effective from January 1, 2019. Its effect on the financial statements is not expected to be material.